REVENUE - Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract with customer, liability	$ 1,200	$ 1,200	$ 1,700
Contract with customer, receivable, net	2,200	2,200	$ 1,800
Contract with customer, revenue recognized	$ 1,100	$ 2,800